CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Interest and dividend income:
Loans, including fees		¥ 1,440,256	¥ 748,122
Investments:
Interest		74,857	42,293
Dividends		54,359	37,132
Trading account assets		336,858	189,435
Call loans and funds sold		17,084	2,263
Receivables under resale agreements and securities borrowing transactions		308,485	87,129
Deposits in other banks		484,683	134,632
Total interest and dividend income		2,716,582	1,241,006
Interest expense:
Deposits		1,029,823	265,849
Trading account liabilities		84,881	55,297
Call money and funds purchased		13,046	5,298
Payables under repurchase agreements and securities lending transactions		730,675	177,958
Other short-term borrowings		42,473	11,088
Long-term debt		179,703	110,453
Total interest expense		2,080,600	625,943
Net interest income		635,982	615,063
Provision (credit) for credit losses (Notes 3 and 5)		(2,484)	37,646
Net interest income after provision (credit) for credit losses		638,466	577,417
Noninterest income (Note 16):
Fee and commission income		523,998	448,744
Foreign exchange gains (losses)-net		22,548	128,897
Trading account gains (losses)-net		(257,638)	(851,080)
Investment gains (losses)-net:
Debt securities		4,403	8,057
Equity securities		490,375	(113,461)
Equity in earnings (losses) of equity method investees-net	[1]	46,741	(5,003)
Gains on disposal of premises and equipment		8,261	1,811
Other noninterest income	[2],[3]	152,903	168,254
Total noninterest income (loss)		991,591	(213,781)
Noninterest expenses:
Salaries and employee benefits		370,573	340,108
General and administrative expenses		346,743	339,648
Occupancy expenses		81,136	82,980
Fee and commission expenses		119,116	102,903
Provision (credit) for credit losses on off-balance-sheet instruments		7,398	5,590
Other noninterest expenses		114,269	55,019
Total noninterest expenses		1,039,235	926,248
Income (loss) before income tax expense (benefit)		590,822	(562,612)
Income tax expense (benefit) (Note 11)		178,289	(171,905)
Net income (loss)	[4]	412,532	(390,707)
Less: Net income (loss) attributable to noncontrolling interests		105,520	(11,830)
Net income (loss) attributable to MHFG shareholders		¥ 307,013	¥ (378,877)
Earnings per common share (Note 10):
Basic net income (loss) per common share		¥ 121.06	¥ (149.38)
Diluted net income (loss) per common share	[5]	121.04	(149.38)
Dividends per common share		¥ 50	¥ 42.5

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”
[5]	For the six months ended September 30, 2022, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the six months ended September 30, 2022, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive due to net loss.